Provisions	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Provisions
Note 22. Provisions

	As of December 31, 2022	As of December 31, 2021
Noncurrent
Well plugging and abandonment	31,389	28,920
Environmental remediation	279	737

Total noncurrent	31,668	29,657

	As of December 31, 2022	As of December 31, 2021
Current
Environmental remediation	1,542	862
Well plugging and abandonment	1,135	1,876
Contingencies	171	142

Total current	2,848	2,880

22.1 Provision for well plugging and abandonment
According to applicable regulations in the countries where the Company (either directly or indirectly through its subsidiaries) conducts oil and gas exploration and production activities, it should carry costs related to well plugging and abandonment. As of December 31, 2022 and 2021, the Company has a trust to plug and abandon wells in Mexico; however, it did not grant any asset as security to settle these obligations in Argentina.
The provision for well plugging and abandonment represents the present value of dismantling costs related to oil and gas properties expected to be incurred through the end of each concession, when oil and gas producing wells are expected to cease operations. These provisions were created based on the operator’s or the Company’s internal estimates, as appropriate.
Assumptions based on the current economic context were made, so the Company considers that it is a reasonable basis to estimate future liabilities. These estimates are reviewed periodically to consider substantial changes in assumptions. However, the actual costs of well plugging and abandonment will ultimately depend on future market prices for the plugging and abandonment works needed. Moreover, wells will probably be plugged and abandoned when plots of land cease to produce at economically feasible rates. They will also depend on Crude oil and Natural gas future prices, which are uncertain by nature.
The discount rate used in calculating the provision as of December 31, 2022, ranges between 8.54% and 11.13% whereas it ranges between 10.8% and 14.9% as of December 31, 2021.
The Company conducted a sensibility analysis related to the discount rate. The increase or decrease of such rate by 1% would have no significant impact on well plugging and abandonment.
Below are the changes in the provision for well plugging and abandonment for the year:

	As of December 31, 2022	As of December 31, 2021
Amounts at beginning of year	30,796	23,933
Discount for well plugging and abandonment (Note 11.3)	2,444	2,546
(Decrease) Increase in the change in capitalized estimates (Note 13)	(713)	2,112
Decrease from transfer of working interest in CASO (Note 29.3.4)	—	(630)
Increase from acquisition of AFBN assets (Note 29.3.10)	—	2,773
Foreign exchange differences	(3)	62

Amounts at end of year	32,524	30,796

22.2 Provision for environmental remediation
The Company performs environmental impact assessments for new projects and investments, and the environmental requirements and restrictions imposed on these new projects had no major adverse effects on the Company’s businesses to date.
The Company conducted a sensibility analysis related to the discount rate. The increase or decrease of such rate by 1% would have no significant impact on the environmental remediation obligation.

Below are the changes in the provision for environmental remediation for the year:

	As of December 31, 2022	As of December 31, 2021
Amounts at beginning of year	1,599	1,701
Increases (Note 10.2)	2,133	1,029
Foreign exchange differences	(1,911)	(1,131)

Amounts at end of year	1,821	1,599

22.3 Provision for contingencies
The Company (directly or indirectly through its subsidiaries) is part of commercial, tax and labor litigations and claims arising from the ordinary course of business. Upon estimating the amounts and likelihood of occurrence, the Company considered its best estimate with the assistance of its legal and tax advisors.
The assessment of the estimates may change in the future due to new developments or unknown events upon assessing the provision. Consequently, the adverse resolution of the proceedings and claims assessed could exceed the provision set.
The Company’s total claims and legal actions amount to 171 and 217, from which it has estimated a probable loss of 171 and 142 as of December 31, 2022 and 2021, respectively.
Moreover, as of December 31, 2021, the Company was involved in certain labor, civil and commercial claims for 75, for which no provision has been booked as it is unlikely that a cash outflow will be required to settle the obligation.
The Company, considering its legal counsel’s opinion, estimates that the provision amount is sufficient to cover potential contingencies. It has booked a provision or disclosed all claims or other issues in these consolidated financial statements, either individually or in the aggregate.
Below are the changes in the provision for contingencies for the year:

	As of December 31, 2022	As of December 31, 2021
Amounts at beginning of year	142	359
Increases (Note 10.2)	379	652
Amounts incurred for payments	(307)	(524)
Foreign exchange differences	(43)	(345)

Amounts at end of year	171	142